Adjusting Items Included In Profit from Operations - Summary of Adjusting Items Incurred In Respect Associates And Joint Ventures Reflecting Post-tax Results (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Revenue [Line Items]
Total	£ 29	£ 37	£ 32
ITC Ltd.
Disclosure Of Revenue [Line Items]
Reversal of tax claim in ITC		10	10
Dilution of interest in ITC	£ 29	£ 27	£ 22